Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases
11	Leases

Financial leases as lessee
The Company has a ship named ‘Subsea 88’ under a financial lease, which started in November 2013 and will terminate in October 2023. Moreover, a vehicle was acquired in this modality in December 2012, which was paid early in August 2016. As of December 31, 2017 and 2016, the carrying value of equipment in finance leases amounts $413,298 and $166,366, respectively.

The financial leasing liabilities are secured by the associated assets held under this modality. The minimum future financial leasing payments at the end of each reporting period are:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance at December 31, 2017
Lease payments	$39,619	$79,346	$96,999	$117,860	$333,824
Financial charges	(28,665)	(51,346)	(58,456)	(12,925)	(151,391)
Present values, net	$10,954	$28,000	$38,543	$104,935	$182,433

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total

Balance at December 31, 2016
Lease payments	$41,483	$82,966	$85,355	$164,888	$374,692
Financial charges	(31,713)	(58,032)	(50,937)	(33,223)	(173,905)
Present values, net	$9,770	$24,934	$34,418	$131,665	$200,787

The financial lease contract for ‘Subsea 88’ includes monthly lease payments and an option to buy at the end of the term.

Operating leases as lessee
At December 31, 2017, the operating leases report the following expiries:

Leased assets	Expire
Building	Apr. 2029
Cranes	Jul. 2020
Offshore vessels	Apr. 2018
Docks and equipment	Mar. 2018
Lift truck	Dec. 2019

The contracts include an option to buy at certain times during the term or on expiry.

The minimum future payments on operating leases are:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Lease payments
At December 31, 2017	$77,589	$143,067	$158,278	$617,718	$996,652

At December 31, 2016	$112,115	$137,157	$154,709	$732,745	$1,136,726